Note 13 - Restructured Debt Liability (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	Nov. 01, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability for Contingent Milestone Payment, Noncurrent		$ 15,000	$ 15,000	$ 15,000
Deerfield Loan [Member]
Liability for Contingent Milestone Payment, Noncurrent			15,000	$ 15,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Extinguishment of Debt, Amount	$ 25,000
Class of Warrant or Right, Number of Warrants Cancelled (in shares)	8,333
Class of Warrant or Right, Exercise Price of Cancelled Warrants (in dollars per share)	$ 2,360.40
Repayments of Long-term Debt, Total	$ 2,500
Stock Issued During Period, Shares, Cancellation of Debt and Warrant Obligations (in shares)	23,703
Stock Issued During Period, Shares, Cancellation of Debt and Warrant Obligations, Percentage of Fully-diluted Shares Outstanding	2.00%
Liability for Contingent Milestone Payment, Noncurrent	$ 15,000	$ 15,000	$ 15,000